Critical Accounting Estimates and Significant Judgements - Summary of Residual Value Guarantees (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	$ 104.6
Total	104.6
-50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(55.7)
Total	(55.7)
-25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(51.0)
Total	(51.0)
Probable scenario [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(0.4)
Total	(0.4)
+25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	83.0
Total	83.0
+50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	112.8
Total	$ 112.8